INCOME TAXES - Components of Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal									$ 1,016	$ 861	$ 181
Foreign									3,585	3,397	3,281
State									384	388	388
Total current income taxes									4,985	4,646	3,850
Deferred
Federal									1,280	3,019	2,510
Foreign									53	(4)	361
State									126	(221)	476
Total deferred income taxes									1,459	2,794	3,347
Provision (benefit) for income tax on continuing operations before noncontrolling interests	$ 1,509	$ 1,733	$ 1,723	$ 1,479	$ 1,403	$ 1,881	$ 2,036	$ 2,120	6,444	7,440	7,197
Provision (benefit) for income taxes on discontinued operations									(22)	(29)	12
Income tax expense (benefit) reported in stockholders’ equity related to:
FX translation									(402)	(906)	65
Investment securities									59	(498)	1,007
Employee stock plans									13	(35)	(87)
Cash flow hedges									27	176	207
Benefit plans									(30)	(24)	(660)
FVO DVA									(201)	0	0
Retained earnings									0	0	(353)
Income taxes before non-controlling interests									5,888	6,124	7,388
Provision (benefit) for effect of securities transactions									332	239	200
Provision (benefit) for effect of other-than-temporary-impairment losses									$ (217)	$ (93)	$ (148)